Other current and non-current assets - Other Asset Balances (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Assets [Abstract]
Taxes receivable	$ 54	$ 67
Prepaid expenses	49	54
Deferred contract costs	108	85
Pre-funding of MSA manager arrangements	26	23
Other	61	26
Total other assets	$ 298	$ 255